Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of the Stock Option and RSU Award Activities
The following table summarizes the stock option and RSU award activities under the Company's share-based compensation plans for the years ended December 31, 2023 and 2022:

	Shares Subject to Options Outstanding					Outstanding RSUs
	Number of Options(1)	Weighted Average Exercise Price $	Remaining Contractual Term (in years)	Aggregate Intrinsic Value(2) $	Weighted Average Grant Date Fair Value $	Outstanding RSUs	Weighted Average Grant Date Fair Value $
December 31, 2021	11,538,665	34.52	5.67	1,191	—	8,438,183	107.63
Stock options granted	7,432,555	35.61	—	—	24.83	—	—
Stock options exercised	(3,126,869)	5.61	—	—	—	—	—
Stock options forfeited	(1,835,590)	72.65	—	—	—	—	—
RSUs granted	—	—	—	—	—	22,100,197	44.44
RSUs settled	—	—	—	—	—	(7,380,507)	63.86
RSUs forfeited	—	—	—	—	—	(12,938,967)	75.11
December 31, 2022	14,008,761	36.55	6.71	195	—	10,218,906	43.74
Stock options granted	3,133,704	57.89	—	—	30.08	—	—
Stock options exercised	(3,915,216)	15.04	—	—	—	—	—
Stock options forfeited	(1,764,618)	35.57	—	—	—	—	—
RSUs granted	—	—	—	—	—	5,262,115	57.84
RSUs settled	—	—	—	—	—	(7,288,043)	45.64
RSUs forfeited	—	—	—	—	—	(4,114,500)	43.79
December 31, 2023	11,462,631	49.88	7.09	406	—	4,078,478	58.50

Stock options exercisable as of December 31, 2023	7,694,330	44.96	6.13	316
(1) As of December 31, 2023 549,110 of the outstanding stock options were granted under the Company's Legacy Option Plan and are exercisable for Class B restricted voting shares, 10,801,400 of the outstanding stock options were granted under the Company's Stock Option Plan and are exercisable for Class A subordinate voting shares, and 112,121 of the outstanding stock options were granted under the Deliverr 2017 Stock Option and Grant Plan and are exercisable for Class A subordinate voting shares.
(2) The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying stock option awards and the closing market price of the Company's Class A subordinate voting shares as of December 31, 2023 and December 31, 2022.

Schedule of Assumptions Used to Estimate the Fair Value of Stock Options
The grant weighted average assumptions used to estimate the fair value of stock options granted to employees were as follows:

	Years ended
	December 31, 2023	December 31, 2022
Expected volatility	68.0%	63.3%
Risk-free interest rate	4.39%	2.90%
Dividend yield	Nil	Nil
Average expected term	3.83	3.65

Schedule of Classification of Stock-based Compensation
The following table illustrates the classification of stock-based compensation in the consolidated statement of operations and comprehensive income (loss), which includes both stock-based compensation and restricted share-based compensation expense:

	Years ended
	December 31, 2023	December 31, 2022
	$	$
Cost of revenues	4	9
Sales and marketing(1)	56	63
Research and development(1)	481	386
General and administrative	74	91
	615	549
(1) Includes accelerated stock-based compensation of $5 and $164 in sales and marketing and research and development, respectively, during the year ended December 31, 2023